Expense Example {- Financial Services Portfolio} - 02.28 VIP Sector Funds Initial Combo PRO-21 - Financial Services Portfolio - VIP Financial Services Portfolio-Initial VIP	Apr. 30, 2021 USD ($)
Expense Example:
1 year	$ 70
3 years	221
5 years	384
10 years	$ 859